Stockholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of Share Based Payment Arrangement Option Activity

A summary of stock option activity for the stock option plans for the years ended December 31, 2023 and 2022 are as follows:

	Number of options	Weighted average exercise price
Outstanding December 31, 2022	8,629,000	$0.43

Granted	1,885,000	0.22
Expired	(1,988,000)	(0.46)
Cancelled	(460,000)	(0.44)
Outstanding December 31, 2023	8,066,000	$0.39

Granted	2,318,750	0.15

Outstanding June 30, 2024	10,384,750	$0.33

Schedule of Share Based Payment Arrangement Option Exercise Price Range

The following table summarizes information concerning outstanding and exercisable stock options at June 30, 2024:

Exercise prices per share		Number outstanding	Number exercisable	Expiry date
CAD$	0.20	2,318,750	139,125	March 25, 2029
CAD$	0.30	1,845,000	590,400	February 21, 2028
CAD$	0.45	1,930,400	1,513,592	June 30, 2025
CAD$	0.50	789,600	662,100	February 1, 2026
CAD$	0.50	2,295,000	1,285,200	February 1, 2027
CAD$	0.66	200,000	140,000	July 12, 2026
CAD$	1.02	1,006,000	766,000	April 6, 2026
		10,384,750	5,096,417